Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	May 09, 2016
Document Effective Date	May 09, 2016
Prospectus Date	May 09, 2016
IQ Enhanced Core Bond U.S. ETF | IQ Enhanced Core Bond U.S. ETF
Risk/Return:
Trading Symbol	AGGE
IQ Enhanced Core Plus Bond U.S. ETF | IQ Enhanced Core Plus Bond U.S. ETF
Risk/Return:
Trading Symbol	AGGP